Derivative Instruments and Hedging Activities - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts	₨ (48,837)	$ (706)	₨ (32,275)	₨ (123,792)
Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Amortization of hedging cost	1,035,444	14,835	575,225
Foreign Currency Option Contracts [Member]
Derivatives, Fair Value [Line Items]
(Gains)/Losses on derivative contracts	₨ 70,191	$ 1,015	77,897	₨ 185,654
Foreign exchange derivative contracts maturity period	3 years 7 months 6 days	3 years 7 months 6 days
Currency Options [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Fair value of currency option liability	₨ 331,314		331,314
Fair value of currency option asset	₨ 2,220,435		₨ 2,220,435		$ 32,106	$ 32,106